Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (14,216)	$ (29,188)	$ (152,641)	$ (194,192)
Other comprehensive income (loss):
Change in fair value of derivative financial instruments, net of tax		(147)	(360)	55
Reclassification of gains (losses) on derivative financial instruments included in net loss, net of tax	80	(87)	222	108
Foreign currency translation adjustment	(42)	10	78	(105)
Total other comprehensive income (loss)	38	(224)	(60)	58
Total comprehensive loss	$ (14,178)	$ (29,412)	$ (152,701)	$ (194,134)